Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

12. Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31, 2025	December 31, 2024
Transportation equipment	$309,675	$329,416
Office furniture and equipment	3,418	3,216
Leasehold improvements	2,417	2,328
Construction in progress	236	236
Deposits on transportation equipment	1,725	14,165
	317,471	349,361
Less: Accumulated depreciation	(93,741)	(89,487)
Property and equipment, net	$223,730	$259,874

Depreciation expense for property and equipment for the years ended December 31, 2025 and 2024, was $21,402 and $23,740, respectively. The net carrying value of disposals of long-lived assets as of December 31, 2025 and 2024 was $83,093 and $23,449, respectively.

Interest payments on borrowings to acquire aircraft are capitalized for the month of acquisition when the aircraft’s in-service date begins following the 15th of the month. Interest payments for the month of acquisition would be expensed if the aircraft is placed into service before the 15th of the month. There was no capitalized interest as of December 31, 2025 and December 31, 2024, and capitalized interest was included as a component of construction in progress prior to the equipment’s in-service date.